Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Compensation of Key Management Personnel
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2019	2018	2017
Base salary and incentives	22	21	23
Post-employment benefits	2	2	1
Share-based payments (1)	43	31	38
Total key management personnel compensation	67	54	62

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Carrying amount in Joint Venture and Associated Companies
The following table presents the carrying amount of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2019	2018	2019	2018
Carrying amount	343	231	501	471
Share of net income	99	107	52	60

Summary of Transaction With Joint Ventures and Associates
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2019	2018
Loans	169	195
Deposits	106	114
Fees paid for services received	69	71
Guarantees and commitments	76	65